Collaboration Arrangement - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue	$ 0	$ 962,000	$ 962,000	$ 3,001,000
Collaborative Arrangement [Member] | 30 months after achievement of Milestone 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement minimum royalty payment receivable	100,000		100,000
Collaborative Arrangement [Member] | After the fifth anniversary of achievement of Milestone 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement minimum royalty payment receivable	500,000		500,000
Collaborative Arrangement [Member] | After the eighth anniversary of achievement of Milestone 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement minimum royalty payment receivable	1,000,000		1,000,000
Collaborative Arrangement [Member] | Ingredion [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue	0	$ 962,000	962,000	$ 3,001,000
Collaborative arrangement aggregate milestone receivable	12,000,000		12,000,000
Collaborative arrangement milestone payments receivable included in transaction price	0		0
Collaborative Arrangement [Member] | Ingredion [Member] | Royalty [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue	$ 0		$ 0